Prospectus Supplement

September 6, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 6, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Emerging Markets External Debt Portfolio

The stockholders of the Emerging Markets External Debt Portfolio (the "Portfolio") have approved a proposal to change the Portfolio's classification from a diversified fund to a non-diversified fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The following is hereby added after the ninth paragraph in the section of the Prospectus entitled "Portfolio Summary—Principal Risks":

• Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

The following is hereby added as the penultimate paragraph in the section of the Prospectus entitled "Details of the Portfolio—Risks":

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please retain this supplement for future reference.

  IFIEMEXDSPT 9/12

Prospectus Supplement

September 6, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 6, 2012 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Total Emerging Markets Portfolio

The first sentence of the paragraph under the section of the Prospectus entitled "Underlying Funds—Morgan Stanley Institutional Fund, Inc.-Emerging Markets External Debt Portfolio—Risks" is hereby deleted and replaced with the following:

The Emerging Markets External Debt Portfolio is subject to the risks associated with its investments in fixed income securities, including lower-rated and unrated fixed income securities, foreign and emerging market securities, sovereign debt, ETFs, short sales and restricted and illiquid securities and its status as a non-diversified fund.

Please retain this supplement for future reference.

  IFITEMSPT 9/12

Statement of Additional Information Supplement

September 6, 2012

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 6, 2012 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 23, 2012

The stockholders of the Emerging Markets External Debt Portfolio (the "Portfolio") have approved a proposal to change the Portfolio's classification from a diversified fund to a non-diversified fund. Accordingly, effective immediately, the Statement of Additional Information is revised as follows:

The last paragraph on the cover page of the Statement of Additional Information is hereby deleted and replaced with the following:

Certain Portfolios are "non-diversified" and, as such, such Portfolios' investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified" funds or portfolios, each such Portfolio may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree. The Emerging Markets External Debt and Total Emerging Markets Portfolios are non-diversified portfolios.

Fundamental investment restriction number (4) under the section of the Statement of Additional Information entitled "Investment Limitations—Fundamental Limitations" is hereby deleted and replaced with the following:

(4) except with respect to the Emerging Markets External Debt and Total Emerging Markets Portfolios, invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

Please retain this supplement for future reference.